Share Based Payment (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Share Options

The number and weighted average exercise price of share options under MMT ESOP plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options
	For the Year Ended March 31
Particulars	2018	2018	2019	2019	2020	2020
Outstanding at beginning of the year	1.14	333,121	1.28	261,410	1.98	17,839
Exercised during the year	0.63	(71,711)	1.23	(243,571)	—	—
Outstanding at the end of the year	1.28	261,410	1.98	17,839	1.98	17,839
Exercisable at the end of the year	1.28	261,410	1.98	17,839	1.98	17,839

Summary of Measurement Used to Determine Fair Values of ESOPS

Inputs for Measurement of Grant Date Fair Values of ESOPS

For the Year Ended March 31
Fair value of ESOP and assumptions	2020
Share price at grant date (USD)	2,302
Fair value at grant date (USD)	722 - 1,014
Exercise price (USD)	2,229
Expected volatility	43.8% - 49.0%
Expected term	3-5 years
Expected dividends	—
Risk-free interest rate	1.5%

Summary of Number and Weighted Average Exercise Price of Employee Stock Options under Bona Vita ESOP

The number and weighted average exercise price of Employee stock options under the Bona Vita ESOP Plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2018	2018	2019	2019	2020	2020
Outstanding at beginning of the year	0.0154	21,711	0.0154	21,955	0.0154	13,664
Granted during the year	0.0154	11,789	—	—	—	—
Forfeited and expired during the year	0.0154	(11,545)	0.0154	(8,291)	0.0141	(9,117)
Exercised during the year	—	—	—	—	0.0141	(4,547)
Outstanding at the end of the year	0.0154	21,955	0.0154	13,664	—	—
Exercisable at the end of the year	0.0154	11,370	0.0154	13,664	—	—

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Terms and Conditions Relating to Grants under Share Incentive Plan

The terms and conditions relating to the grants under Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2018	690,757	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2019	1,325,531	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2020	1,334,759	Refer notes	4 – 8 years

Summary of Number and Weighted Average Exercise Price under Share Incentive Plan

The number and weighted average exercise price of RSUs under the share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2018	2018	2019	2019	2020	2020
Outstanding at beginning of the year	0.0005	6,367,186	0.0005	5,433,399	0.0005	5,734,826
Granted during the year	0.0005	690,757	0.0005	1,325,531	0.0005	1,334,759
Forfeited and expired during the year	0.0005	(559,023)	0.0005	(307,257)	0.0005	(319,399)
Exercised during the year	0.0005	(1,065,521)	0.0005	(716,847)	0.0005	(312,764)
Outstanding at the end of the year	0.0005	5,433,399	0.0005	5,734,826	0.0005	6,437,422
Exercisable at the end of the year	0.0005	1,313,158	0.0005	1,650,767	0.0005	2,812,252

Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Terms and Conditions Relating to Grants under Share Incentive Plan

The terms and conditions relating to the grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of ESOPs
ESOPs granted during the year ended March 31, 2020	21,588	Refer notes	4 – 7 years

Summary of Number and Weighted Average Exercise Price under Share Incentive Plan

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2020	2020
Outstanding at beginning of the year	—	—
Granted during the year	2,229	21,588
Outstanding at the end of the year	2,229	21,588
Exercisable at the end of the year	—	—